Allowance for Loan Losses - Summary of Nonaccrual Loans Excluding Purchased Credit-Impaired (PCI) Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	$ 3,673	$ 5,125
Commercial and Agriculture [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	78	139
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	334	964
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	4	6
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	3,232	3,893
Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	5	7
Farm Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status		85
Consumer and Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	$ 20	$ 31